Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	RM 3,751,455		RM 4,295,691		$ 839,627	$ 961,435
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	2,280,826		2,496,097
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	805,528		1,034,989
Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	42,997		64,632
Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	292,946		306,995
Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	286,364		345,049
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	42,794		47,929
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	18,072,169	$ 4,044,801	17,698,883	$ 3,961,254
Additions	67,360	15,076	581,327	130,109
Disposal	(2,706,321)	(605,712)
Write-off	(4,950)	(1,108)	(208,041)	(46,562)
Balance at end of year	15,428,258	3,453,057	18,072,169	4,044,801
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	9,308,392		9,324,610
Additions	25,798		130,226
Disposal	(2,685,391)
Write-off			(146,444)
Balance at end of year	6,648,799		9,308,392
Cost [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,801,531		2,801,531
Additions
Disposal
Write-off
Balance at end of year	2,801,531		2,801,531
Cost [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,826,103		1,842,185
Additions	1,580		38,593
Disposal
Write-off			(54,675)
Balance at end of year	1,827,683		1,826,103
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,619,305		1,314,174
Additions	27,540		312,053
Disposal
Write-off	(4,950)		(6,922)
Balance at end of year	1,641,895		1,619,305
Cost [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,392,201		2,343,096
Additions	12,442		49,105
Disposal	(20,930)
Write-off
Balance at end of year	2,383,713		2,392,201
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	124,637		73,287
Additions			51,350
Write-off
Balance at end of year	124,637		124,637
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	13,776,478	3,083,366	12,738,863	2,851,133
Depreciation	611,588	136,882	1,245,651	278,794
Disposal	(2,706,314)	(605,710)
Write-off	(4,949)	(1,108)	(208,036)	(46,561)
Balance at end of year	11,676,803	$ 2,613,430	13,776,478	$ 3,083,366
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	6,812,295		6,441,733
Depreciation	241,064		517,006
Disposal	(2,685,386)
Write-off			(146,444)
Balance at end of year	4,367,973		6,812,295
Accumulated depreciation [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,766,542		1,307,619
Depreciation	229,461		458,923
Disposal
Write-off
Balance at end of year	1,996,003		1,766,542
Accumulated depreciation [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,761,471		1,733,226
Depreciation	23,215		82,916
Disposal
Write-off			(54,671)
Balance at end of year	1,784,686		1,761,471
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,312,310		1,277,645
Depreciation	41,588		41,586
Disposal
Write-off	(4,949)		(6,921)
Balance at end of year	1,348,949		1,312,310
Accumulated depreciation [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,047,152		1,905,355
Depreciation	71,125		141,797
Disposal	(20,928)
Write-off
Balance at end of year	2,097,349		2,047,152
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	76,708		73,285
Depreciation	5,135		3,423
Write-off
Balance at end of year	RM 81,843		RM 76,708